Common Stock	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Common Stock	Common Stock
On March 1, 2018, the Company’s certificate of incorporation was amended to provide for two classes of common stock, Class A and Class B. The Company converted 57,500 Class A shares to Class B shares at a conversion ratio of 1:100. As a result, the Company has the authority to issue 1,942,500 shares of Class A common stock and 5,750,000 shares of Class B common stock, both at $0.00001 par value per share.
On August 2, 2019, the Company’s certificate of incorporation was amended to increase the number of shares the Company was authorized to issue for both Class A and Class B common stock. As a result of the amended certificate of incorporation, the Company has the authority to issue 2,500,000 shares of Class A common stock and 15,000,000 shares of Class B common stock, both at $0.00001 par value per share. The Company has authority to convert all Class B common stock to shares of Class A common stock on a basis of 100 shares of Class B common stock for each share of Class A common stock.
The rights of the holders of Class A common stock and Class B common stock are identical, except with respect to voting and conversion. Holders of Class A common stock are entitled to one vote per share and holders of Class B common stock are entitled to one one-hundredth of a vote per share. The Company has the authority at any time by notice given to the holders of Class B common stock to convert all of the Class B common stock to shares of Class A common stock on a basis of 100 shares of Class B common stock for each share of Class A common stock.
There was one share of Class A common stock issued and outstanding at December 31, 2020, 2019 and 2018. There were 105,429 shares of Class B common stock issued and outstanding at December 31, 2020. There were no shares of Class B common stock issued and outstanding at December 31, 2019 and 2018. The shares of Class B common stock issued and outstanding at December 31, 2020 remained liability-classified since the Company concluded that the stockholder did not yet bear the risks and rewards of equity ownership for a reasonable period of time.
Common StockThere was one share of Class A common stock issued and outstanding at March 31, 2021 and December 31, 2020. There were 604,649 and 105,429 shares of Class B common stock issued and outstanding at March 31, 2021 and December 31, 2020, respectively. The shares of Class B common stock issued and outstanding at March 31, 2021 remained liability-classified since the Company concluded that the stockholder did not yet bear the risks and rewards of equity ownership for a reasonable period of time.